Derivatives and fair value measurements - Income Statement Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Cost of revenue - third parties	$ 6,496,327	$ 6,284,179	$ 4,440,733
Interest and finance cost	(31,192)	(27,864)	(17,351)
Total	(10,927)	(49)	0
Fuel pricing contracts
Derivative [Line Items]
Cost of revenue - third parties	(10,596)	375	0
Interest rate contracts
Derivative [Line Items]
Interest and finance cost	$ (331)	$ (424)	$ 0